UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2019

Date of reporting period:	10/31/2018

Item 1.  Schedule of Investments

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 21.5%
Automobiles 4.7%
AmeriCredit Automobile Receivables Trust,
Series 2016-04, Class C	2.410%	07/08/22	100	$ 98,615
Series 2017-03, Class C	2.690	06/19/23	240	235,389
Series 2017-04, Class C	2.600	09/18/23	600	585,669
Series 2018-01, Class C	3.500	01/18/24	500	497,719
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A	2.630	12/20/21	300	294,681
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	884,994
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,089,051
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	500,532

Drive Auto Receivables Trust, Series 2018-01, Class B	2.880	02/15/22	500	499,207
Enterprise Fleet Financing LLC,
Series 2016-02, Class A2, 144A	1.740	02/22/22	69	69,304
Series 2017-01, Class A2, 144A	2.130	07/20/22	481	477,962
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A	2.620	08/15/28	1,500	1,460,040
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,529,373

Ford Credit Auto Owner Trust/Ford Credit, Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,090,155
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A	2.480	09/15/24	1,200	1,157,259
Series 2018-02, Class A	3.170	03/15/25	4,000	3,951,826

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	199,452
Hertz Vehicle Financing II LP, Series 2016-01A, Class A, 144A	2.320	03/25/20	200	199,471
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20	587	584,843
Series 2017-02A, Class B, 144A	2.550	11/14/23	1,600	1,575,486
Series 2017-02A, Class C, 144A	2.820	07/15/24	400	393,316
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,800	1,794,241
Santander Drive Auto Receivables Trust,
Series 2017-03, Class C	2.760	12/15/22	400	394,887
Series 2018-01, Class C	2.960	03/15/24	300	295,936
Series 2018-02, Class C	3.350	07/17/23	430	426,901
Series 2018-05, Class C	3.810	12/16/24	800	799,745
				21,086,054

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 9.7%
ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.926%(c)	10/15/28	250	$ 250,060
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.706(c)	07/15/30	750	751,057
Apidos CLO XXIII (Cayman Islands), Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820%	3.256(c)	01/15/27	1,250	1,242,952
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.716(c)	07/15/29	250	250,305
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.696(c)	07/16/29	750	750,715
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%	3.736(c)	01/16/30	250	249,837

Ballyrock CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.026(c)	10/15/28	250	251,147
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.489(c)	07/17/28	1,250	1,250,086
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.673(c)	07/18/30	250	250,646
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	4.037(c)	01/24/29	250	250,494

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.686(c)	10/15/30	500	500,731
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.766(c)	04/13/27	500	500,209
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.686(c)	04/15/29	750	751,621
Carlyle Global Market Strategies CLO Ltd., Series 2012-04A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.919(c)	01/20/29	250	250,407
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.699(c)	04/20/31	750	750,854

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.489%(c)	04/20/31	1,000	$997,686

CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%	3.627(c)	10/17/31	1,000	1,000,662
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.616(c)	10/15/26	500	500,137
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%	3.995(c)	04/18/27	250	250,813
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%	3.656(c)	07/15/30	750	750,406

Flagship CLO Ltd. (Cayman Islands), Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.286(c)	01/16/26	250	249,317
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.538(c)	04/26/31	1,000	993,997
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.341(c)	02/05/31	250	248,633
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.757(c)	10/23/29	500	500,954
Jamestown CLO Ltd. (Cayman Islands), Series 2016-09A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.969(c)	10/20/28	250	250,088
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.616(c)	01/15/31	500	499,993
KVK CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.614(c)	05/15/26	351	350,811
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.669(c)	10/20/26	500	500,188
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.589(c)	04/21/31	1,000	997,117
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.472(c)	02/20/31	1,500	1,497,553

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.397%(c)	07/20/31	1,250	$1,247,505

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%	3.646(c)	01/16/31	1,250	1,250,488
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.675(c)	10/12/30	500	500,713
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.556(c)	07/15/31	2,000	1,993,855

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.286(c)	01/15/28	1,000	995,809
Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-06A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.126(c)	07/15/28	250	251,173
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.696(c)	07/15/30	250	250,380
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.719(c)	10/22/30	1,000	1,002,468
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.770(c)	10/30/30	500	500,851
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.959(c)	01/20/29	750	751,312
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.579(c)	01/17/31	1,000	999,181
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.612(c)	05/21/29	500	500,841
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.739(c)	07/20/30	500	500,777

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.858(c)	12/20/28	250	250,281
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.499(c)	04/20/31	1,000	994,564

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.431%(c)	07/25/31	250	$249,681

Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.484(c)	05/15/26	444	444,602
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.578(c)	01/26/31	1,000	997,090
Series 2016-02A, Class A, 144A, 3 Month LIBOR + 1.660%	4.129(c)	10/20/28	250	250,069
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280%	3.770(c)	07/25/30	500	500,825

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.689(c)	01/17/30	1,000	997,025
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	3.986(c)	01/15/29	500	500,887
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.666(c)	07/15/29	250	250,282
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%	3.609(c)	01/20/31	1,000	999,734
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.190(c)	10/25/28	500	500,179
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%	3.810(c)	07/25/29	500	501,039
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.646(c)	10/15/30	750	750,783
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900%	3.345(c)	01/18/29	1,000	997,518
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.539(c)	01/20/31	1,000	999,239
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	4.119(c)	10/20/28	500	500,155
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.789(c)	04/20/29	250	250,464

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.470%(c)	07/17/31	2,500	$2,487,479

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.619(c)	01/22/31	500	498,991
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.806(c)	07/15/29	250	250,583
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290%	3.726(c)	04/15/30	250	251,351
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%	3.386(c)	04/15/29	750	743,512
				43,751,162
Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%	3.080(c)	09/14/32	900	902,261
Series 2018-01A, Class A, 144A	3.300	03/14/29	360	357,008

Oportun Funding LLC, Series 2018-C, Class A, 144A	4.100	10/08/24	500	499,779
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	151	149,701
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	128	127,604
Series 2016-AA, Class A, 144A	2.900	11/15/29	800	796,878
Series 2017-AA, Class A, 144A	2.680	07/15/30	700	685,247
				3,518,478
Credit Cards 1.2%
Chase Issuance Trust, Series 2017-A02, Class A, 1 Month LIBOR + 0.400%	2.680(c)	03/15/24	500	503,275
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490%	2.767(c)	12/07/23	800	807,303
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%	2.900(c)	04/22/26	800	807,038
Series 2018-A07, Class A7	3.960	10/13/30	2,300	2,314,235

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)
Discover Card Execution Note Trust,
Series 2017-A04, Class A4	2.530%	10/15/26	800	$ 762,732
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%	2.880(c)	12/15/26	400	402,330
				5,596,913
Equipment 0.6%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	800	776,408
Series 2017-B, Class A4, 144A	2.410	11/15/24	500	483,467
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	767,147
Series 2018-A, Class A4, 144A	3.390	01/10/25	500	497,767
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	199,989
				2,724,778
Home Equity Loans 0.5%
New Residential Mortgage Loan Trust, Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	587	588,179
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735%	3.016(c)	08/25/35	1,500	1,496,805
				2,084,984
Residential Mortgage-Backed Securities 2.1%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.406(c)	12/26/46	597	606,702
Series 2018-03R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.474(c)	12/25/46	510	511,802
Series 2018-RPL08, Class A1, 144A	4.125	07/25/58	399	396,039
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	605	589,035
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	1,189	1,171,581

RAAC Series Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200%	3.481(c)	09/25/47	213	213,099
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	1,432	1,386,828
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%	2.887(c)	02/25/57	1,090	1,088,441
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57	1,050	1,020,399
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	1,082	1,055,629
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58	1,076	1,058,135

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-05, Class A1, 144A	3.250%(cc)	07/25/58	297	$289,208

VOLT LLC, Series 2017-NPL07, Class A1, 144A	3.250	06/25/47	73	72,503
				9,459,401
Student Loans 1.9%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	860	834,811
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	625	610,803
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	600	581,560
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	900	894,334
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	1,300	1,267,094
Series 2018-CA, Class A2, 144A	3.520	06/16/42	600	593,656

SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,600	1,551,298
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A	2.640	08/25/47	737	731,513
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	1,400	1,379,166
				8,444,235
Total Asset-Backed Securities (cost $97,440,920)				96,666,005
Commercial Mortgage-Backed Securities 18.1%
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	285,923
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	461,053
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	2,000	1,915,836
Series 2018-B03, Class A4	3.761	04/10/51	1,500	1,471,654

CD Mortgage Trust, Series 2016-CD01, Class A3	2.459	08/10/49	500	454,514
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	2,000	1,950,019
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,047,211
Series 2016-C03, Class A3	2.896	11/15/49	900	834,593

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-P08, Class A3	3.203%	09/15/50	1,700	$ 1,598,728
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	3,200	3,148,323
Series 2016-COR01, Class A3	2.826	10/10/49	800	740,421

CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,121,096
DBJPM Mortgage Trust, Series 2016-C03, Class A4	2.632	08/10/49	650	595,986
Fannie Mae-Aces,
Series 2015-M07, Class AB2	2.502	12/25/24	443	423,835
Series 2016-M07, Class AB2	2.385	09/25/26	200	182,642
Series 2016-M11, Class A2	2.369(cc)	07/25/26	1,200	1,096,057
Series 2016-M13, Class A2	2.477(cc)	09/25/26	1,900	1,749,299
Series 2017-M01, Class A2	2.415(cc)	10/25/26	500	457,736
Series 2017-M04, Class A2	2.597(cc)	12/25/26	2,500	2,311,325
Series 2017-M08, Class A2	3.061(cc)	05/25/27	1,900	1,803,658
Series 2018-M04, Class A2	3.043(cc)	03/25/28	1,325	1,248,661
Series 2018-M10, Class A1	3.385(cc)	07/25/28	719	713,951
Series 2018-M10, Class A2	3.385(cc)	07/25/28	2,650	2,563,723
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class AM	2.624	08/25/26	1,650	1,524,532
Series K068, Class AM	3.315	08/25/27	1,500	1,446,474
Series K069, Class A2	3.187(cc)	09/25/27	1,300	1,246,464
Series K069, Class AM	3.248(cc)	09/25/27	300	288,330
Series K070, Class A2	3.303(cc)	11/25/27	2,125	2,055,341
Series K070, Class AM	3.364(cc)	12/25/27	425	411,845
Series K072, Class A2	3.444	12/25/27	600	586,451
Series K074, Class A2	3.600	01/25/28	3,600	3,560,434
Series K075, Class AM	3.650(cc)	02/25/28	1,075	1,062,954
Series K076, Class A2	3.900	06/25/51	2,800	2,829,560
Series K076, Class AM	3.900	06/25/51	800	805,253
Series K077, Class A2	3.850(cc)	05/25/28	1,670	1,675,705
Series K077, Class AM	3.850(cc)	05/25/28	340	340,052
Series K078, Class AM	3.920(cc)	06/25/28	1,025	1,032,413
Series K079, Class AM	3.930	06/25/28	1,350	1,363,003
Series K080, Class AM	3.986(cc)	07/25/28	2,500	2,535,251
Series K081, Class AM	3.900(cc)	08/25/28	1,100	1,103,356
Series K157, Class A2	3.990(cc)	05/25/33	800	808,177
Series W5FX, Class AFX	3.214(cc)	04/25/28	770	738,827

GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119	05/10/50	1,000	959,948
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244	10/10/48	4,400	4,236,554

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%	02/15/48	1,100	$ 1,046,623
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,400	1,347,257
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	1,000	914,721
Series 2016-JP03, Class A4	2.627	08/15/49	700	638,820
Series 2017-JP05, Class A4	3.457	03/15/50	900	866,108
Series 2017-JP07, Class ASB	3.241	09/15/50	575	557,900

LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,505,218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790	02/15/48	850	846,046
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A3	2.791	11/15/49	900	830,532
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,094,564
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	778,360
Series 2017-C03, Class ASB	3.215	08/15/50	900	876,304
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,694,843
Series 2018-C09, Class A3	3.854	03/15/51	750	736,665

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	99,732
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,083,200
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,743,896
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,379,121
Series 2017-C38, Class A4	3.190	07/15/50	1,000	942,884
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,339,171
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,966,160

Total Commercial Mortgage-Backed Securities (cost $84,816,362)				81,075,293
Corporate Bonds 30.9%
Aerospace & Defense 0.4%
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	85	89,017
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20	645	642,620

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp., (cont’d.)
Gtd. Notes	3.000%	05/11/21	770	$764,571

Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,208
United Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	441,987
				1,967,403
Agriculture 0.4%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	100	97,179
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	2.297	08/14/20	690	675,237
Gtd. Notes, 144A	3.222	08/15/24	890	839,829
				1,612,245
Airlines 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	193	197,441
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	89	85,966
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	06/17/21	133	137,976
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.875	03/13/20	285	282,360
Sr. Unsec’d. Notes	3.400	04/19/21	665	658,397

United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	379	349,229
				1,711,369
Auto Manufacturers 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250	09/15/23	645	601,102
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.835(c)	04/12/21	60	59,946
Gtd. Notes, 144A	3.100	04/12/21	80	79,164
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20	295	290,734
Gtd. Notes, 144A	3.100	05/04/20	295	293,311
Gtd. Notes, 144A	3.350	05/04/21	495	491,367

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	100	$ 78,668
Sr. Unsec’d. Notes(a)	5.291	12/08/46	285	239,457
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	515	503,009
Sr. Unsec’d. Notes	3.815	11/02/27	250	214,952
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	550	547,285
Gtd. Notes, 3 Month LIBOR + 0.850%	3.258(c)	04/09/21	130	129,991
Gtd. Notes	3.450	04/10/22	180	175,222
Gtd. Notes	3.550	04/09/21	95	94,144
Gtd. Notes	3.850	01/05/28	705	623,659
Gtd. Notes	4.350	01/17/27	560	520,161
Gtd. Notes	5.250	03/01/26	375	373,882

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20	175	171,971
				5,488,025
Banks 9.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	193,543
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	1,595	1,499,125
Sr. Unsec’d. Notes, MTN(a)	3.499	05/17/22	1,480	1,473,004
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	870	832,307
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	201,162
Sr. Unsec’d. Notes, MTN	4.271	07/23/29	320	315,471
Sub. Notes, MTN	4.000	01/22/25	800	779,071
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.896(c)	04/13/21	200	200,619
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	235	233,510

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	437,580
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23	480	464,663
Sr. Unsec’d. Notes	4.375	01/12/26	200	191,671
Sr. Unsec’d. Notes, MTN	4.972	05/16/29	400	388,185
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	710	663,674

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22	435	$419,247

BPCE SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	566,538
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500	05/12/20	700	690,095
Sr. Unsec’d. Notes	3.450	04/30/21	1,200	1,194,751

Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	250	239,834
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	1,750	1,743,219
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	290	266,214
Sr. Unsec’d. Notes	3.400	05/01/26	350	328,505
Sr. Unsec’d. Notes	3.520	10/27/28	180	166,764
Sr. Unsec’d. Notes	3.668	07/24/28	490	459,280
Sr. Unsec’d. Notes	3.887	01/10/28	670	640,715
Sub. Notes	4.450	09/29/27	840	817,438
Sub. Notes	4.600	03/09/26	945	937,677
Sub. Notes	4.750	05/18/46	460	428,976
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869	01/12/29	870	807,360
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	335,392

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	190,919
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	250	246,469
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	240,476
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20	500	494,412

Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	249,371
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272	09/29/25	1,160	1,099,705
Sr. Unsec’d. Notes	3.500	01/23/25	75	71,791
Sr. Unsec’d. Notes	3.850	01/26/27	475	455,145
Sr. Unsec’d. Notes	4.223	05/01/29	870	843,529
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	1,250	1,265,977
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	1,365	1,355,890
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	215	223,573
Sub. Notes	4.250	10/21/25	250	243,287

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sub. Notes	5.150%	05/22/45	335	$328,028

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.922(c)	05/18/21	655	655,726
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.550	03/01/21	100	98,023
Sr. Unsec’d. Notes	2.950	10/01/26	410	375,700
Sr. Unsec’d. Notes	3.125	01/23/25	315	298,647
Sr. Unsec’d. Notes	3.200	01/25/23	100	97,887
Sr. Unsec’d. Notes	3.200	06/15/26	230	214,573
Sr. Unsec’d. Notes	3.509	01/23/29	210	196,293
Sr. Unsec’d. Notes	3.625	05/13/24	875	861,497
Sr. Unsec’d. Notes	3.964	11/15/48	355	311,072
Sr. Unsec’d. Notes	4.005	04/23/29	835	809,607
Sub. Notes	3.875	09/10/24	375	368,447
Sub. Notes(a)	4.250	10/01/27	375	368,411

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	04/26/21	2,000	1,992,260
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	301,055
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300	05/07/21	1,000	991,900
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	312,680
Sr. Unsec’d. Notes, GMTN(a)	3.772	01/24/29	760	720,140
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	454,419
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	446,746
Sr. Unsec’d. Notes, MTN	3.591	07/22/28	310	290,319
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	360,855
Sub. Notes, GMTN	4.350	09/08/26	800	779,079

MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20	335	332,203
National City Corp., Sub. Notes	6.875	05/15/19	780	796,128
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.910(c)	04/30/21	690	690,985
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	1,875	1,867,178

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875	09/12/23	220	211,643
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	415,403

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.799%(c)	01/17/20	535	$ 535,507
Gtd. Notes	2.450	01/16/20	250	247,522

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	235	227,263
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	350	338,825
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	443,953
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859	08/15/23	570	546,075
Gtd. Notes, 144A	3.000	04/15/21	345	339,537
				43,521,720
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	180	171,424
Constellation Brands, Inc., Gtd. Notes	4.650	11/15/28	450	450,238
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551	05/25/21	370	368,251
				989,913
Biotechnology 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	125	122,261
Sr. Unsec’d. Notes	4.350	11/15/47	475	396,164

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	208,303
				726,728
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	12/15/47	395	317,122
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700	03/01/48	750	647,125
				964,247

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.9%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22	1,375	$ 1,326,801
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	520	527,858
Sr. Unsec’d. Notes	4.250	11/15/20	350	354,513
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	550	545,887
Sr. Unsec’d. Notes	4.650	10/15/44	260	233,963

LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	249,914
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	331,237
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	36,103
Sr. Unsec’d. Notes	5.250	01/15/45	340	335,528
				3,941,804
Commercial Services 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	544,789
Gtd. Notes, 144A	3.300	10/15/22	750	733,558
Gtd. Notes, 144A	4.500	02/15/45	75	68,791

President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	131,447
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	325,538
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	269,680
				2,073,803
Computers 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.450	02/09/45	85	72,960
Sr. Unsec’d. Notes	3.850	08/04/46	525	479,820

Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	75	75,094
				627,874

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.7%
American Express Co., Sr. Unsec’d. Notes	3.375%	05/17/21	1,400	$ 1,396,549
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27	250	234,804
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	159,080
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	630	624,091
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	495	488,375
				2,902,899
Electric 3.4%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	793,557
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	70,039
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	559,447
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	171,527
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	35,400
First Mortgage	3.750	08/15/47	775	690,369
First Mortgage	4.000	03/01/48	115	106,857

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	36,684
Consumers Energy Co., First Mortgage	3.250	08/15/46	155	128,792
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	56,630
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850	08/15/26	55	49,792
DTE Electric Co., General Ref. Mortgage	4.050	05/15/48	370	351,404
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	316,627
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	129,725
Sr. Unsec’d. Notes	3.950	08/15/47	185	162,795
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	570,189

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Florida LLC, (cont’d.)
First Mortgage	3.400%	10/01/46	185	$154,217

Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	65,572
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	350	347,513
Gtd. Notes	3.550	06/15/26	75	69,515

Enel Finance International NV (Italy), Gtd. Notes, 144A	4.875	06/14/29	600	561,031
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	261,484
Sr. Unsec’d. Notes	5.125	09/15/20	250	255,343

Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	167,527
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	313,980
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200	10/01/19	375	381,662
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	350	316,398
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20	420	447,195
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	222,672

MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	209,457
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	863,613
Ohio Power Co., Sr. Unsec’d. Notes(a)	4.150	04/01/48	250	241,085
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	57,107
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000	12/01/46	405	329,266
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	120	124,573
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	286,459
Gtd. Notes	5.000	03/15/44	170	171,082

Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	235	228,162
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	331,463

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
First Mortgage, MTN	3.600%	12/01/47	95	$ 83,236
First Mortgage, MTN	3.700	05/01/28	590	581,954

San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	396,430
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	133,245
Southern Power Co., Sr. Unsec’d. Notes, Series D	1.950	12/15/19	430	423,245
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	612,824
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	318,318
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	431,706
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	44,483
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	518,888
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	160,553

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	499,218
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	486,131
				15,326,441
Electronics 0.2%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	275	270,875
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	770,917
				1,041,792
Engineering & Construction 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	167,100
Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	322,352

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	115	$ 112,105
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	98,169
Gtd. Notes	3.375	06/15/21	605	603,138
Gtd. Notes	4.375	06/01/46	35	29,120
Gtd. Notes	5.000	07/15/35	75	71,075
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	283,687
Sr. Unsec’d. Notes	3.875	10/15/46	65	51,629

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	475,858
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	390	388,463
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250	08/23/21	985	947,668
				3,383,264
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	216,929
International Paper Co., Sr. Unsec’d. Notes	4.400	08/15/47	180	154,771
				371,700
Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	269,890
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	518,600
				788,490
Hand/Machine Tools 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622	11/17/18	750	749,534
Healthcare-Products 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	495	486,412

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	328	$ 326,678
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	95,883
				908,973
Healthcare-Services 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	97,172
Sr. Unsec’d. Notes	6.750	12/15/37	170	202,517

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	213,093
Ascension Health, Unsec’d. Notes	4.847	11/15/53	500	533,893
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	270	254,276
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	600	586,824
Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	607,863
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	265,119
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	71,404
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	37,509
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series H	2.746	10/01/26	40	36,630
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	181,299
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	404,401
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	157,436
Stanford Health Care, Unsec’d. Notes	3.795	11/15/48	450	408,868
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	89,110
				4,147,414

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.200%	04/01/26	35	$ 32,155
Sr. Unsec’d. Notes	5.500	04/01/46	425	366,380
				398,535
Insurance 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	392,130
Sr. Unsec’d. Notes	4.500	07/16/44	410	363,331

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	96,663
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	102,859
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,153,774
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44	300	289,289
Gtd. Notes, 144A	6.500	05/01/42	150	174,764

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	131,719
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	391,086
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	225	221,674
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	120	143,899
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	150	149,707
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	96,258
Gtd. Notes	4.300	11/15/46	140	127,786
Gtd. Notes	4.350	05/15/43	85	78,077

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	123,881
				4,036,897

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000%	03/01/19	250	$ 250,071
Sr. Unsec’d. Notes	3.125	06/15/26	250	230,241
				480,312
Machinery-Diversified 0.1%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	265,725
Sr. Unsec’d. Notes	2.875	03/01/25	115	108,248

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	65,100
				439,073
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	80	72,004
Sr. Sec’d. Notes	6.384	10/23/35	80	82,618
Sr. Sec’d. Notes	6.484	10/23/45	95	96,440
Sr. Sec’d. Notes	6.834	10/23/55	250	260,486
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	805	798,386
Gtd. Notes	4.250	10/15/30	275	271,234
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	756,089
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	179,379

Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	225	210,004
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	136,684
Warner Media LLC,
Gtd. Notes	3.400	06/15/22	850	837,919
Gtd. Notes	3.800	02/15/27	100	93,699
				3,794,942
Mining 0.1%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250	04/01/42	50	50,391
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	203,514

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.250%	11/08/42	50	$ 48,693
Sr. Unsec’d. Notes	5.875	04/23/45	90	93,801
Sr. Unsec’d. Notes	6.750	04/16/40	100	113,776
				510,175
Miscellaneous Manufacturing 0.1%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24	170	164,940
Pentair Finance Sarl (United Kingdom), Gtd. Notes	2.650	12/01/19	420	416,695
				581,635
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	745	715,658
Sr. Unsec’d. Notes	2.750	01/06/23	185	178,200

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375	02/11/20	100	101,685
				995,543
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	133,011
Oil & Gas 2.3%
Anadarko Finance Co., Gtd. Notes, Series B	7.500	05/01/31	100	119,676
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	325	332,036
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	393	384,628
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,261,000
Sr. Unsec’d. Notes	6.250	03/15/38	175	197,164
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	5.400	06/15/47	384	359,974

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.750%	11/15/39	350	$373,796

Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	123,248
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	55	51,986
Devon Energy Corp., Sr. Unsec’d. Notes	4.750	05/15/42	100	89,760
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500	08/15/34	200	222,229
Equinor ASA (Norway), Gtd. Notes	2.250	11/08/19	800	793,472
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	190	192,317
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	148,043
Sr. Unsec’d. Notes	6.150	06/15/19	300	305,927
Sr. Unsec’d. Notes	6.800	09/15/37	200	242,529

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875	04/19/22	200	198,057
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	303,396
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A	3.800	04/01/28	380	354,942
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	413,085
Sr. Unsec’d. Notes	5.050	11/15/44	435	400,101
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22	1,000	998,100
Gtd. Notes	5.500	01/21/21	480	483,840
Gtd. Notes	6.500	06/02/41	90	77,067
Gtd. Notes, MTN	6.750	09/21/47	1,230	1,055,709
Gtd. Notes, MTN	6.875	08/04/26	390	388,440

Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	196,840
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	202,953
				10,270,315

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.3%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	506	$ 500,605
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	500	494,533

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	200	198,357
				1,193,495
Packaging & Containers 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	700	718,443
WestRock RKT Co., Gtd. Notes	4.000	03/01/23	540	540,953
				1,259,396
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	100,292
Sr. Unsec’d. Notes	4.500	05/14/35	550	507,257

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	360	339,103
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	52,054
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.000	10/08/21	150	146,598
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	3.003(c)	06/25/21	335	335,126
Gtd. Notes, 144A	3.500	06/25/21	200	198,729
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	90	86,599
Sr. Unsec’d. Notes(a)	5.050	03/25/48	315	307,144
Sr. Unsec’d. Notes	5.125	07/20/45	465	456,109
Sr. Unsec’d. Notes	5.300	12/05/43	150	150,471
Express Scripts Holding Co.,
Gtd. Notes	3.400	03/01/27	325	298,121
Gtd. Notes	4.500	02/25/26	700	702,914

Mylan, Inc., Gtd. Notes, 144A	5.200	04/15/48	195	166,006
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	212,256
Gtd. Notes	3.200	09/23/26	1,220	1,105,596
				5,164,375

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.4%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	$ 537,666
DCP Midstream Operating LP,
Gtd. Notes, 144A	4.750	09/30/21	50	50,125
Gtd. Notes, 144A	5.350	03/15/20	150	151,687

Energy Transfer Partners LP, Gtd. Notes	4.950	06/15/28	430	424,842
Enterprise Products Operating LLC, Gtd. Notes	6.500	01/31/19	420	423,382
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	617,028
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	238,888
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	126,956
Sr. Unsec’d. Notes	4.500	04/15/38	270	240,581
Sr. Unsec’d. Notes	4.875	06/01/25	200	203,898
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,729

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	313,664
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	85	80,351
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.646	02/15/20	225	222,522
Sr. Unsec’d. Notes	3.550	10/01/26	310	289,572

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	270	233,377
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	140	129,824
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	281,285
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	500	466,451
Western Gas Partners LP,
Sr. Unsec’d. Notes	5.300	03/01/48	280	244,795
Sr. Unsec’d. Notes	5.500	08/15/48	40	35,748
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	338,274
Sr. Unsec’d. Notes	4.300	03/04/24	325	324,529

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.850%	03/01/48	55	$ 50,222
Sr. Unsec’d. Notes	5.400	03/04/44	400	384,849
				6,415,245
Real Estate Investment Trusts (REITs) 0.2%
Camden Property Trust, Sr. Unsec’d. Notes	4.625	06/15/21	200	204,604
Welltower, Inc., Sr. Unsec’d. Notes	6.125	04/15/20	430	445,495
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	438,213
				1,088,312
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	868,927
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.149(c)	04/17/20	335	335,273
				1,204,200
Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	480	440,755
Software 0.6%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	201,158
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	500	493,039
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	405	376,812
Sr. Unsec’d. Notes	4.450	11/03/45	191	197,251
Sr. Unsec’d. Notes	4.500	02/06/57	840	865,968
Oracle Corp.,
Sr. Unsec’d. Notes	3.800	11/15/37	415	378,289
Sr. Unsec’d. Notes	4.000	07/15/46	350	315,362
				2,827,879

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400%	05/15/25	530	$ 497,631
Sr. Unsec’d. Notes	4.500	05/15/35	60	54,132
Sr. Unsec’d. Notes(a)	5.250	03/01/37	445	424,900
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	281,841
Sr. Unsec’d. Notes	4.600	04/01/21	100	102,735
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	975,191
				2,336,430
Textiles 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	374,976
Transportation 0.2%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250	05/15/19	250	255,712
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	375,974
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	108,976
				740,662
Trucking & Leasing 0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050	01/09/20	300	298,810
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750	09/01/47	25	21,789
Sr. Unsec’d. Notes	4.000	12/01/46	145	132,906
				154,695
Total Corporate Bonds (cost $144,695,784)				138,552,406

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.9%
Alabama 0.0%
Alabama Economic Settlement Authority, Revenue Bonds	4.263%	09/15/32	40	$ 39,964
California 0.1%
California Educational Facilities Authority, Revenue Bonds	5.000	06/01/46	130	159,570
Los Angeles Department of Airports, BABs, Revenue Bonds	6.582	05/15/39	300	365,064
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	28,294
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	29,071
				581,999
Illinois 0.2%
State of Illinois,
GO Unlimited, Series A	5.000	10/01/22	110	114,188
GO Unlimited, Series D	5.000	11/01/22	895	929,430
				1,043,618
New Jersey 0.1%
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series A	7.102	01/01/41	250	337,925
North Carolina 0.2%
North Carolina State Education Assistance Authority, Revenue Bonds, 3 Month LIBOR + 0.800%	3.290(c)	07/25/36	700	708,008
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds,	6.105	12/01/39	70	85,525
BABs, Revenue Bonds, Series B	5.511	12/01/45	150	173,928
				259,453
Texas 0.2%
Permanent University Fund - University of Texas System, Revenue Bonds	3.376	07/01/47	555	480,402
University of Texas System (The), Revenue Bonds	5.000	08/15/47	305	366,293
				846,695

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	130	$ 119,768
Total Municipal Bonds (cost $4,147,385)				3,937,430
Residential Mortgage-Backed Securities 3.4%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	6	6,267
American Home Mortgage Investment Trust, Series 2004-04, Class 5A, 6 Month LIBOR + 2.000%	4.601(c)	02/25/45	9	8,889
Banc of America Funding Corp., Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	157	155,230
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	278	228,176
Bellemeade Re Ltd.,
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.981(c)	10/25/27	182	183,414
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.881(c)	04/25/28	400	402,087
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%	3.231(c)	08/25/28	300	300,368
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.256(c)	12/25/57	388	388,515
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.256(c)	01/25/57	813	828,055
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	417	400,187
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	907	884,567

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	4	4,422
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	4.431(c)	09/25/28	12	11,697
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.731(c)	01/25/29	50	50,060

Fannie Mae REMICS, Series 2011-141, Class MZ	4.500	01/25/42	578	599,110
Freddie Mac REMICS, Series 4777, Class CB	3.500	10/15/45	1,696	1,687,280
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%	3.581(c)	03/25/29	240	241,721

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%	3.587%(c)	04/25/29	260	$ 262,987
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%	3.481(c)	07/25/29	516	520,368
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%	3.031(c)	03/25/30	1,393	1,397,025
Freddie Mac Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	116	130,750
Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.256(c)	12/25/36	58	57,560

Gosforth Funding PLC, Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%	2.714(c)	08/25/60	800	800,286
GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	4.014(cc)	09/25/35	56	57,194
Holmes Master Issuer PLC, Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%	2.796(c)	10/15/54	700	700,046
Lanark Master Issuer PLC, Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%	2.730(c)	12/22/69	528	527,947
LSTAR Securities Investment Ltd.,
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%	4.256(c)	05/01/22	313	312,743
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%	3.906(c)	11/01/22	291	292,897
LSTAR Securities Investment Trust,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%	4.006(c)	09/01/22	81	81,721
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.756(c)	04/01/23	813	813,237

Merrill Lynch Mortgage Investors Trust, MLMI Series, Series 2005-A10, Class A, 1 Month LIBOR + 0.210%	2.491(c)	02/25/36	105	101,248
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	294	291,431
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.031(c)	01/25/48	292	292,335
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650%	2.931(c)	06/25/57	809	806,567
Radnor RE Ltd., Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%	3.681(c)	03/25/28	440	440,697

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760%	3.040%(c)	10/20/27	46	$ 44,045
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%	2.884(c)	09/25/48	490	490,648
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250%	2.532(c)	07/19/35	44	43,438
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg. 1 Year CMT + 1.400%	3.346(c)	06/25/42	75	72,513
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg. 1 Year CMT + 1.400%	3.346(c)	08/25/42	5	5,267
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290%	2.571(c)	10/25/45	591	588,385

Total Residential Mortgage-Backed Securities (cost $15,540,859)				15,511,380
Sovereign Bonds 2.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	779,905
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	202,600
Sr. Unsec’d. Notes	7.375	09/18/37	175	211,313
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	269,248
Sr. Unsec’d. Notes, EMTN	2.750	04/01/20	400	394,649

Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875	09/16/19	200	198,056
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN	3.750	04/25/22	200	196,207
Sr. Unsec’d. Notes, MTN	4.750	01/08/26	200	197,659
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125	06/01/20	200	196,866
Gov’t. Gtd. Notes	2.125	07/21/20	400	392,961
Gov’t. Gtd. Notes	2.125	11/16/20	800	782,463
Gov’t. Gtd. Notes	2.250	02/24/20	200	197,909
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	187,231
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	388,622
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21	200	193,851

Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	275,216

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750%	03/16/25	200	$ 194,802
Sr. Unsec’d. Notes	4.500	04/16/50	200	184,500

Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	326,294
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	90,507
Province of Quebec (Canada),
Sr. Unsec’d. Notes(a)	2.750	04/12/27	235	221,727
Unsec’d. Notes, MTN	7.140	02/27/26	100	119,532
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	335,737
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	375,550

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	97,397
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	415,503
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	437,092
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	314,217
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	387,247
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	198,445

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	251,616
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	215	199,413
Sr. Unsec’d. Notes	5.100	06/18/50	150	142,125

Total Sovereign Bonds (cost $9,671,304)				9,356,460
U.S. Government Agency Obligations 22.3%
Federal Farm Credit Banks	3.220	03/26/31	540	515,503
Federal Home Loan Banks	3.000	10/12/21	280	279,681
Federal Home Loan Mortgage Corp.	2.000	01/01/32	919	855,421
Federal Home Loan Mortgage Corp.	2.500	01/01/29	692	670,843
Federal Home Loan Mortgage Corp.	2.500	07/01/31	874	836,105
Federal Home Loan Mortgage Corp.	2.500	01/01/32	426	407,676
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,931	1,891,537
Federal Home Loan Mortgage Corp.	3.000	01/01/37	473	455,641
Federal Home Loan Mortgage Corp.	3.000	12/01/37	236	226,248
Federal Home Loan Mortgage Corp.	3.000	07/01/43	690	657,837
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,341	1,270,868
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,445	1,367,353

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	11/01/37	496	$ 487,690
Federal Home Loan Mortgage Corp.	3.500	06/01/42	632	621,053
Federal Home Loan Mortgage Corp.	3.500	09/01/42	801	786,392
Federal Home Loan Mortgage Corp.	3.500	10/01/42	888	872,564
Federal Home Loan Mortgage Corp.	3.500	06/01/43	439	430,885
Federal Home Loan Mortgage Corp.	3.500	05/01/45	665	649,099
Federal Home Loan Mortgage Corp.	3.500	01/01/47	478	466,732
Federal Home Loan Mortgage Corp.	3.500	01/01/48	479	466,234
Federal Home Loan Mortgage Corp.	4.000	12/01/40	231	233,390
Federal Home Loan Mortgage Corp.	4.000	01/01/41	495	499,362
Federal Home Loan Mortgage Corp.	4.000	04/01/42	631	637,030
Federal Home Loan Mortgage Corp.	4.000	10/01/45	358	358,647
Federal Home Loan Mortgage Corp.	4.000	05/01/46	424	424,733
Federal Home Loan Mortgage Corp.	4.000	08/01/46	429	429,998
Federal Home Loan Mortgage Corp.	4.000	04/01/48	1,004	1,004,873
Federal Home Loan Mortgage Corp.	4.000	07/01/48	1,512	1,513,261
Federal Home Loan Mortgage Corp.	4.000	09/01/48	1,002	1,002,703
Federal Home Loan Mortgage Corp.	4.000	10/01/48	1,000	1,000,554
Federal Home Loan Mortgage Corp.	4.000	11/01/48	500	500,327
Federal Home Loan Mortgage Corp.	4.500	06/01/42	214	222,195
Federal Home Loan Mortgage Corp.	4.500	09/01/44	278	284,880
Federal Home Loan Mortgage Corp.	4.500	07/01/47	467	478,729
Federal Home Loan Mortgage Corp.	4.500	07/01/47	945	968,089
Federal Home Loan Mortgage Corp.	5.000	08/01/40	389	408,815
Federal Home Loan Mortgage Corp.	5.000	02/01/48	1,000	1,044,062
Federal National Mortgage Assoc.	2.375	01/19/23	800	778,621
Federal National Mortgage Assoc.	2.500	05/01/30	604	580,390
Federal National Mortgage Assoc.	2.500	11/01/31	428	409,711
Federal National Mortgage Assoc.	2.500	11/01/31	440	421,800
Federal National Mortgage Assoc.	2.500	02/01/43	158	145,227
Federal National Mortgage Assoc.	2.500	09/01/46	451	412,938
Federal National Mortgage Assoc.	2.500	10/01/46	338	309,317
Federal National Mortgage Assoc.	2.500	10/01/46	442	404,067
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 2.000%	2.875(c)	08/01/24	9	8,883
Federal National Mortgage Assoc.	3.000	06/01/30	382	375,956
Federal National Mortgage Assoc.	3.000	05/01/31	178	174,813
Federal National Mortgage Assoc.	3.000	12/01/31	464	455,506
Federal National Mortgage Assoc.	3.000	05/01/32	461	452,940
Federal National Mortgage Assoc.	3.000	09/01/32	229	225,375
Federal National Mortgage Assoc.	3.000	11/01/36	409	394,183
Federal National Mortgage Assoc.	3.000	10/01/42	383	366,095
Federal National Mortgage Assoc.	3.000	10/01/42	647	618,093
Federal National Mortgage Assoc.	3.000	02/01/43	395	377,019
Federal National Mortgage Assoc.	3.000	04/01/43	664	633,863

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	06/01/43	872	$ 832,071
Federal National Mortgage Assoc.	3.000	12/01/46	472	446,749
Federal National Mortgage Assoc.	3.000	01/01/47	3,441	3,257,861
Federal National Mortgage Assoc.	3.500	12/01/29	251	251,160
Federal National Mortgage Assoc.	3.500	08/01/31	738	739,498
Federal National Mortgage Assoc.	3.500	12/01/32	416	416,410
Federal National Mortgage Assoc.	3.500	08/01/33	489	488,828
Federal National Mortgage Assoc.	3.500	10/01/41	271	265,731
Federal National Mortgage Assoc.	3.500	04/01/42	562	552,455
Federal National Mortgage Assoc.	3.500	05/01/42	565	554,966
Federal National Mortgage Assoc.	3.500	06/01/42	1,251	1,228,412
Federal National Mortgage Assoc.	3.500	10/01/42	644	633,117
Federal National Mortgage Assoc.	3.500	10/01/42	887	871,354
Federal National Mortgage Assoc.	3.500	06/01/43	420	412,209
Federal National Mortgage Assoc.	3.500	06/01/45	639	625,088
Federal National Mortgage Assoc.	3.500	06/01/45	1,280	1,251,367
Federal National Mortgage Assoc.	3.500	09/01/45	836	816,833
Federal National Mortgage Assoc.	3.500	10/01/45	1,105	1,080,245
Federal National Mortgage Assoc.	3.500	01/01/46	383	374,341
Federal National Mortgage Assoc.	3.500	01/01/46	863	843,946
Federal National Mortgage Assoc.	3.500	11/01/47	4,393	4,278,906
Federal National Mortgage Assoc.	4.000	09/01/40	426	429,459
Federal National Mortgage Assoc.	4.000	02/01/41	723	728,563
Federal National Mortgage Assoc.	4.000	12/01/41	627	632,198
Federal National Mortgage Assoc.	4.000	09/01/44	427	427,951
Federal National Mortgage Assoc.	4.000	10/01/44	1,045	1,047,455
Federal National Mortgage Assoc.	4.000	12/01/45	358	358,359
Federal National Mortgage Assoc.	4.000	08/01/46	767	768,139
Federal National Mortgage Assoc.	4.000	10/01/47	496	496,533
Federal National Mortgage Assoc.	4.000	02/01/48	987	987,425
Federal National Mortgage Assoc.	4.000	04/01/48	1,988	1,995,811
Federal National Mortgage Assoc.	4.000	06/01/48	498	498,302
Federal National Mortgage Assoc.	4.500	08/01/40	198	205,530
Federal National Mortgage Assoc.	4.500	04/01/41	222	229,736
Federal National Mortgage Assoc.	4.500	08/01/41	297	308,039
Federal National Mortgage Assoc.	4.500	08/01/41	689	712,777
Federal National Mortgage Assoc.	4.500	08/01/44	603	620,782
Federal National Mortgage Assoc.	4.500	01/01/45	384	395,189
Federal National Mortgage Assoc.	4.500	06/01/48	1,967	2,014,928
Federal National Mortgage Assoc.	5.000	09/01/30	42	44,315
Federal National Mortgage Assoc.	5.000	03/01/42	686	725,037
Federal National Mortgage Assoc.	5.000	10/01/47	1,069	1,115,370
Federal National Mortgage Assoc.	5.000	01/01/48	171	178,962
Federal National Mortgage Assoc.	5.500	TBA	750	793,652
Federal National Mortgage Assoc.	5.500	01/01/40	269	287,934

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	5.635%(c)	12/01/30	1	$ 897
Federal National Mortgage Assoc.	6.000	10/01/36	152	165,768
Federal National Mortgage Assoc.	6.000	07/01/41	157	171,107
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	631,939
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	107,265
Government National Mortgage Assoc.	2.500	12/20/46	299	277,197
Government National Mortgage Assoc.	3.000	03/20/43	771	743,583
Government National Mortgage Assoc.	3.000	08/20/43	149	143,339
Government National Mortgage Assoc.	3.000	09/20/43	281	271,028
Government National Mortgage Assoc.	3.000	01/20/44	264	254,957
Government National Mortgage Assoc.	3.000	05/20/45	402	386,203
Government National Mortgage Assoc.	3.000	08/15/45	451	431,991
Government National Mortgage Assoc.	3.000	07/20/46	1,736	1,663,701
Government National Mortgage Assoc.	3.000	08/20/46	225	215,905
Government National Mortgage Assoc.	3.000	10/20/46	414	396,540
Government National Mortgage Assoc.	3.000	03/20/47	1,829	1,752,632
Government National Mortgage Assoc.	3.500	01/15/42	186	184,111
Government National Mortgage Assoc.	3.500	12/20/42	538	531,147
Government National Mortgage Assoc.	3.500	01/20/43	789	779,256
Government National Mortgage Assoc.	3.500	02/20/43	354	349,973
Government National Mortgage Assoc.	3.500	08/20/43	427	422,176
Government National Mortgage Assoc.	3.500	03/20/45	262	257,691
Government National Mortgage Assoc.	3.500	04/20/45	1,550	1,526,390
Government National Mortgage Assoc.	3.500	04/20/46	2,908	2,862,121
Government National Mortgage Assoc.	3.500	07/20/46	1,907	1,875,253
Government National Mortgage Assoc.	3.500	12/20/46	2,259	2,220,509
Government National Mortgage Assoc.	4.000	12/20/40	467	474,498
Government National Mortgage Assoc.	4.000	06/20/41	183	185,776
Government National Mortgage Assoc.	4.000	11/15/41	252	255,450
Government National Mortgage Assoc.	4.000	12/20/42	378	384,028
Government National Mortgage Assoc.	4.000	04/20/43	287	291,419
Government National Mortgage Assoc.	4.000	10/20/43	301	304,996
Government National Mortgage Assoc.	4.000	09/20/44	362	367,298
Government National Mortgage Assoc.	4.000	08/20/45	371	376,105
Government National Mortgage Assoc.	4.000	10/20/45	354	358,675
Government National Mortgage Assoc.	4.000	03/20/46	683	690,932
Government National Mortgage Assoc.	4.000	11/20/46	546	552,704
Government National Mortgage Assoc.	4.000	03/20/47	614	620,238
Government National Mortgage Assoc.	4.000	05/20/47	498	501,609
Government National Mortgage Assoc.	4.500	10/20/43	149	155,411
Government National Mortgage Assoc.	4.500	01/20/44	181	188,589
Government National Mortgage Assoc.	4.500	04/20/44	636	660,920
Government National Mortgage Assoc.	4.500	03/20/45	166	172,515
Government National Mortgage Assoc.	4.500	07/20/46	392	407,883

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	08/20/46	334	$ 346,771
Government National Mortgage Assoc.	4.500	11/20/46	325	339,290
Government National Mortgage Assoc.	4.500	01/20/48	481	493,876
Government National Mortgage Assoc.	4.500	02/20/48	2,670	2,740,723
Government National Mortgage Assoc.	4.500	03/20/48	349	358,505
Government National Mortgage Assoc.	4.500	07/20/48	154	158,546
Government National Mortgage Assoc.	5.000	10/20/37	11	11,506
Government National Mortgage Assoc.	5.000	09/20/40	171	180,756
Government National Mortgage Assoc.	5.000	04/20/45	92	97,337
Government National Mortgage Assoc.	5.000	08/20/45	367	387,121
Government National Mortgage Assoc.	6.000	12/15/39	219	234,364
Total U.S. Government Agency Obligations (cost $103,379,819)				99,916,320
U.S. Treasury Obligations 0.6%
U.S. Treasury Notes	2.875	10/15/21	230	229,623
U.S. Treasury Notes(k)	2.875	09/30/23	830	825,688
U.S. Treasury Notes	2.875	08/15/28	125	122,036
U.S. Treasury Strips Coupon(k)	2.570(s)	02/15/31	2,110	1,408,932
Total U.S. Treasury Obligations (cost $2,717,477)				2,586,279

Total Long-Term Investments (cost $462,409,910)				447,601,573

	Shares
Short-Term Investments 1.6%
Affiliated Mutual Fund 1.4%
PGIM Core Ultra Short Bond Fund(w)	1,625,781	1,625,781
PGIM Institutional Money Market Fund (cost $4,449,727; includes $4,447,336 of cash collateral for securities on loan)(b)(w)	4,449,546	4,449,546
TOTAL AFFILIATED MUTUAL FUNDS (cost $6,075,508)		6,075,327

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 0.2%
Ford Motor Credit Co. LLC 144A (cost $1,025,944)	3.201%	04/09/19	1,040	$ 1,025,315
Options Purchased*~ 0.0%
(cost $85,233)				136,579

Total Short-Term Investments (cost $7,186,685)				7,237,221

TOTAL INVESTMENTS 101.4% (cost $469,596,595)				454,838,794
Liabilities in excess of other assets(z) (1.4)%				(6,491,998)

Net Assets 100.0%				$ 448,346,796

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(20,030) and (0.0)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,352,114; cash collateral of $4,447,336 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	4.000%	TBA	11/13/18	(1,000)	$(1,000,128)
Federal National Mortgage Assoc.	4.000%	TBA	11/13/18	(2,000)	(1,999,922)
Federal National Mortgage Assoc.	3.500%	TBA	12/13/18	(3,000)	(2,916,249)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,924,414)					$(5,916,299)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		5,885	$ 5,528
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		5,720	5,373
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%		—		14,300	13,184
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%		—		28,390	81,499
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%		—		28,800	30,995
Total Options Purchased (cost $85,233)								$136,579

Futures contracts outstanding at October 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
44	2 Year U.S. Treasury Notes	Dec. 2018	$ 9,268,875	$ (26,266)
871	5 Year U.S. Treasury Notes	Dec. 2018	97,885,430	(704,898)
19	20 Year U.S. Treasury Bonds	Dec. 2018	2,624,375	(61,812)
201	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	29,992,969	(1,787,351)
				(2,580,327)
Short Positions:
88	90 Day Euro Dollar	Dec. 2018	21,395,000	177,100
216	10 Year U.S. Treasury Notes	Dec. 2018	25,582,500	48,734
19	10 Year U.S. Ultra Treasury Notes	Dec. 2018	2,377,078	61,305
				287,139
				$(2,293,188)

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Credit default swap agreements outstanding at October 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$16,850	$(26,031)	$42,881	Morgan Stanley
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreement outstanding at October 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
13,600	11/13/18	—(3)	—(3)	$(20,030)	$—	$(20,030)	Citigroup Global Markets
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payment based on CMM102 minus 7 year CMT minus 1.201% upon termination.

Inflation swap agreements outstanding at October 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
450	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$10	$(6,035)	$(6,045)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at October 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
368,055	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	$ —	$ 42,519	$ 42,519
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(6,038)	129,995	136,033
3,010	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,835)	24,259	26,094
8,085	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,248	65,371	63,123
13,855	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	10,045	128,061	118,016
7,205	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	2,025	53,261	51,236
3,600	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	39	21,006	20,967
2,770	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	13,052	13,057
7,395	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	45,415	45,415
1,195	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(276)	14,426	14,702
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	8,813	8,813
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	61,537	58,424
2,571	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,558)	125,512	128,070
3,080	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(17,091)	147,845	164,936
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,010)	74,492	77,502
1,120	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	58,577	58,577
9,600	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	29,514	501,204	471,690

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at October 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,450	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	$ 11,173	$ 179,057	$ 167,884
5,535	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	18,482	217,307	198,825
3,095	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	57,512	57,512
3,923	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	34,026	36,575
1,310	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	1,473	1,473
3,090	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,438	12,752	10,314
5,651	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	219	21,834	21,615
1,765	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	—	99,575	99,575
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	108,296	88,565
390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	26,364	25,869
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	24,588	24,588
920	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(543)	50,302	50,845
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	16,169	16,169
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	15,444	15,444
				$ 65,617	$2,380,044	$2,314,427

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$641,000	$2,413,548
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 21,086,054	$ —
Collateralized Loan Obligations	—	43,751,162	—
Consumer Loans	—	3,518,478	—
Credit Cards	—	5,596,913	—
Equipment	—	2,724,778	—
Home Equity Loans	—	2,084,984	—
Residential Mortgage-Backed Securities	—	9,459,401	—
Student Loans	—	8,444,235	—

Commercial Mortgage-Backed Securities	—	81,075,293	—
Corporate Bonds	—	138,552,406	—
Municipal Bonds	—	3,937,430	—
Residential Mortgage-Backed Securities	—	15,511,380	—
Sovereign Bonds	—	9,356,460	—
U.S. Government Agency Obligations	—	99,916,320	—
U.S. Treasury Obligations	—	2,586,279	—
Affiliated Mutual Funds	6,075,327	—	—
Commercial Paper	—	1,025,315	—
Options Purchased	—	136,579	—
Other Financial Instruments*
Forward Commitment Contracts	—	(5,916,299)	—
Futures Contracts	(2,293,188)	—	—
OTC Credit Default Swap Agreement	—	16,850	—
OTC Forward Rate Agreement	—	—	(20,030)
Centrally Cleared Inflation Swap Agreement	—	(6,045)	—
Centrally Cleared Interest Rate Swap Agreements	—	2,314,427	—
Total	$ 3,782,139	$445,172,400	$(20,030)

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.2%
Commercial Mortgage-Backed Securities 5.1%
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283%	11/15/50	250	$ 235,932
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	250	236,700
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269	06/10/50	100	96,947
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224	07/15/50	100	94,456
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058	05/15/49	200	189,336
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	189,397
Total Commercial Mortgage-Backed Securities (cost $1,112,055)				1,042,768
Corporate Bonds 90.7%
Aerospace & Defense 0.9%
Arconic, Inc., Sr. Unsec’d. Notes	6.150	08/15/20	120	123,450
United Technologies Corp., Sr. Unsec’d. Notes	3.950	08/16/25	60	59,417
				182,867
Agriculture 1.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	298,318
Airlines 0.6%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875	03/13/20	130	128,796
Auto Manufacturers 2.4%
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	80	67,216
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979	08/03/22	200	187,546
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	73,424

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes	3.550%	04/09/21	30	$ 29,730
Gtd. Notes	4.000	01/15/25	150	142,379
				500,295
Auto Parts & Equipment 0.5%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	100,157
Banks 19.9%
Bank of America Corp.,
Jr. Sub. Notes, Series V	5.125	12/31/49	250	249,375
Sr. Unsec’d. Notes	3.419	12/20/28	263	242,355
Sr. Unsec’d. Notes, MTN	3.550	03/05/24	195	191,361
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	130	123,815

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	186,023
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300	10/30/24	100	94,331
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	150	137,697
Sub. Notes	4.600	03/09/26	300	297,675

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	260,357
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950	02/27/23	100	96,198
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	77,905
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	150	146,408
Sub. Notes	5.150	05/22/45	150	146,878
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. I, 3 Month LIBOR + 3.470%	5.990(c)	12/31/49	143	143,767
Sr. Unsec’d. Notes	3.200	06/15/26	390	363,841
Sr. Unsec’d. Notes	3.882	07/24/38	95	85,960
Sr. Unsec’d. Notes	3.964	11/15/48	145	127,058
Morgan Stanley,
Jr. Sub. Notes, Ser. H	5.450	12/31/49	250	252,220
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	300	290,055

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	235	$212,351

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373	01/05/24	200	190,870
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125	09/24/25	200	196,760
				4,113,260
Beverages 2.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.500	01/12/24	200	194,864
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A	3.551	05/25/21	140	139,338
Gtd. Notes, 144A	4.057	05/25/23	180	179,034
				513,236
Biotechnology 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.650	05/11/22	160	154,370
Celgene Corp., Sr. Unsec’d. Notes	4.625	05/15/44	100	89,750
				244,120
Building Materials 0.3%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	75	68,778
Chemicals 1.2%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	50,998
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	48,678
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	150	126,107
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	20	19,843
				245,626

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.8%
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	50	$ 48,965
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	9,610
Total System Services, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	100,178
				158,753
Computers 1.3%
Apple, Inc., Sr. Unsec’d. Notes	4.650	02/23/46	100	103,156
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	160	160,200
				263,356
Diversified Financial Services 0.5%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	100	94,697
Electric 11.4%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	103,350
Dominion Energy, Inc., Jr. Sub. Notes	2.579	07/01/20	135	132,948
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	69,573
Duke Energy Progress LLC, First Mortgage	4.150	12/01/44	200	190,166
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	90,545
Entergy Mississippi, Inc., First Mortgage	2.850	06/01/28	40	36,415
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	95	92,851
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	75	71,621
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	89,454
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	18,618

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.800%	01/15/23	120	$ 115,124
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes	4.000	12/01/46	25	20,325
Sr. Unsec’d. Notes	4.450	04/15/42	100	87,635

PacifiCorp, First Mortgage	3.350	07/01/25	270	261,289
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	96,936
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	59,011
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	67,855
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	383,341
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	48	54,246
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	71,447
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	64,018
South Carolina Electric & Gas Co., First Mortgage	4.250	08/15/28	80	79,355
Westar Energy, Inc., First Mortgage	5.100	07/15/20	100	102,659
				2,358,782
Foods 1.3%
General Mills, Inc., Sr. Unsec’d. Notes	3.200	04/16/21	25	24,820
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	55	45,760
Gtd. Notes	5.000	07/15/35	50	47,383
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	30,631
Sr. Unsec’d. Notes	2.800	08/01/22	10	9,680
Sr. Unsec’d. Notes	5.150	08/01/43	60	57,636

Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	50	49,803
				265,713

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.5%
NiSource, Inc., Sr. Unsec’d. Notes	2.650%	11/17/22	110	$ 104,563
Healthcare-Products 1.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	135	132,658
Baxter International, Inc., Sr. Unsec’d. Notes	3.500	08/15/46	110	88,831
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.404	06/05/20	75	73,781
				295,270
Healthcare-Services 4.1%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	94,767
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	240,128
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	79,548
Unsec’d. Notes	4.000	11/15/47	80	75,449

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	238,551
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	126,229
				854,672
Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	95,062
Sr. Unsec’d. Notes	4.200	04/01/26	20	18,374
				113,436
Insurance 6.5%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	122,828
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	101,750
CNA Financial Corp., Sr. Unsec’d. Notes	3.450	08/15/27	100	91,814

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	500	$ 512,729
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	519,483
				1,348,604
Machinery-Construction & Mining 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	3.450	05/15/23	65	64,824
Media 6.1%
21st Century Fox America, Inc., Gtd. Notes	7.625	11/30/28	150	187,313
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35	180	185,890
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	325	312,593
Gtd. Notes	3.950	10/15/25	20	19,967
Gtd. Notes	4.150	10/15/28	15	14,877
Discovery Communications LLC,
Gtd. Notes	4.950	05/15/42	100	89,821
Gtd. Notes, 144A	3.500	06/15/22	100	97,981
Gtd. Notes, 144A	3.950	06/15/25	28	26,915

Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	137,899
Warner Media LLC, Gtd. Notes	3.875	01/15/26	200	191,595
				1,264,851
Mining 0.7%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	50	53,556
Gtd. Notes	7.500	09/15/38	75	89,574
				143,130
Miscellaneous Manufacturing 0.2%
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	43,589

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 1.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%	09/15/20	100	$ 98,625
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23	175	160,262
				258,887
Oil & Gas 5.0%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	197	192,803
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	100	115,164
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	75	70,477
Sr. Unsec’d. Notes	5.400	06/15/47	15	14,062
Sr. Unsec’d. Notes	5.700	10/15/19	92	94,262

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	47,260
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/21	100	100,271
Sr. Unsec’d. Notes	5.000	06/15/45	55	50,792
Sr. Unsec’d. Notes	5.600	07/15/41	15	14,905

Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	90,255
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	91,977
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999	01/27/28	65	61,685
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	83,693
				1,027,606
Pharmaceuticals 5.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.750	11/14/23	165	163,423
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	100	96,221
Sr. Unsec’d. Notes	5.050	03/25/48	90	87,755
Sr. Unsec’d. Notes	5.125	07/20/45	100	98,088

Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22	300	290,281

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400%	09/23/21	180	$ 172,936
Gtd. Notes	3.200	09/23/26	100	90,623

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	100	93,260
				1,092,587
Pipelines 4.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500	12/01/22	35	34,171
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	250,625
Energy Transfer Operating LP, Gtd. Notes	5.300	04/15/47	10	8,990
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	96,148
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	70,380
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	45	43,855
Sr. Unsec’d. Notes	4.500	07/15/23	110	111,650
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	199,710
Sr. Unsec’d. Notes	5.100	09/15/45	30	28,349
				843,878
Real Estate Investment Trusts (REITs) 1.9%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	75	72,057
Digital Realty Trust LP, Gtd. Notes	3.400	10/01/20	50	49,901
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	73,690
Realty Income Corp., Sr. Unsec’d. Notes	3.875	04/15/25	200	196,832
				392,480
Retail 0.9%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	192,162

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	75	$ 68,868
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	198,750
				267,618
Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	92,598
Software 2.2%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	130,256
Sr. Unsec’d. Notes	4.000	02/12/55	25	23,441
Sr. Unsec’d. Notes	4.500	02/06/57	80	82,473
Oracle Corp.,
Sr. Unsec’d. Notes	2.400	09/15/23	75	70,925
Sr. Unsec’d. Notes	3.900	05/15/35	45	41,953
Sr. Unsec’d. Notes	4.000	07/15/46	115	103,619
				452,667
Telecommunications 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.150	03/15/42	115	105,813
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	15	14,578
Sr. Unsec’d. Notes	5.012	04/15/49	190	184,909
				305,300
Transportation 0.4%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	83,498
Total Corporate Bonds (cost $19,606,273)				18,778,974

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.6%
Texas
Permanent University Fund - University of Texas System, Revenue Bonds (cost $150,000)	3.376%	07/01/47	150	$ 129,838
Sovereign Bond 0.8%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $180,420)	4.600	01/23/46	200	172,702

Total Long-Term Investments (cost $21,048,748)				20,124,282

Shares
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $251,294)(w)	251,294	251,294
TOTAL INVESTMENTS 98.4% (cost $21,300,042)	20,375,576
Other assets in excess of liabilities(z) 1.6%	327,820

Net Assets 100.0%	$ 20,703,396

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2018	$ 421,312	$ (1,297)

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Futures contracts outstanding at October 31, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	10 Year U.S. Treasury Notes	Dec. 2018	$ 118,438	$ (125)
11	20 Year U.S. Treasury Bonds	Dec. 2018	1,519,375	(70,836)
				(72,258)
Short Positions:
1	5 Year U.S. Treasury Notes	Dec. 2018	112,383	(39)
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	1,492,187	107,281
				107,242
				$ 34,984
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$200,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$ —	$ 1,042,768	$—
Corporate Bonds	—	18,778,974	—
Municipal Bond	—	129,838	—
Sovereign Bond	—	172,702	—
Affiliated Mutual Fund	251,294	—	—

PGIM Corporate Bond Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ 34,984	$ —	$—
Total	$286,278	$20,124,282	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.6%
Aerospace & Defense 0.3%
Engility Holdings, Inc.*	22,600	$ 701,278
Maxar Technologies Ltd.	117,800	1,756,398
Vectrus, Inc.*	58,093	1,556,892
		4,014,568
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*(a)	222,228	11,471,409
Airlines 1.4%
JetBlue Airways Corp.*	150,500	2,517,865
SkyWest, Inc.	289,368	16,577,893
		19,095,758
Auto Components 2.8%
Adient PLC(a)	28,500	866,970
American Axle & Manufacturing Holdings, Inc.*	792,000	12,014,640
Cooper Tire & Rubber Co.	139,800	4,318,422
Cooper-Standard Holdings, Inc.*	52,200	4,836,330
Goodyear Tire & Rubber Co. (The)	55,500	1,168,830
Modine Manufacturing Co.*	211,300	2,749,013
Stoneridge, Inc.*	43,100	1,095,171
Superior Industries International, Inc.	153,800	1,511,854
Tenneco, Inc. (Class A Stock)	18,100	623,183
Tower International, Inc.	310,689	9,224,357
		38,408,770
Banks 17.5%
Arrow Financial Corp.	48,390	1,700,425
Associated Banc-Corp.	232,000	5,377,760
BancorpSouth Bank	31,900	915,530
BankUnited, Inc.	146,500	4,849,150
Berkshire Hills Bancorp, Inc.	274,004	9,143,513
Boston Private Financial Holdings, Inc.	120,100	1,621,350
Bridge Bancorp, Inc.	9,200	273,240
Camden National Corp.(a)	101,926	4,133,099
Cathay General Bancorp(a)	352,900	13,293,743
Chemical Financial Corp.	45,500	2,132,130
Citizens & Northern Corp.	14,616	368,031
CNB Financial Corp.	58,699	1,502,694
Community Trust Bancorp, Inc.	135,066	6,146,854

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
ConnectOne Bancorp, Inc.	41,100	$ 852,003
Customers Bancorp, Inc.*	346,730	7,104,498
Enterprise Financial Services Corp.	103,980	4,517,931
Fidelity Southern Corp.	115,593	2,684,069
Financial Institutions, Inc.	191,928	5,479,544
First Bancorp/Southern Pines NC	17,100	630,819
First Business Financial Services, Inc.	18,400	385,112
First Community Bankshares, Inc.	46,634	1,610,272
First Financial Bancorp	146,351	3,830,006
First Financial Corp.	95,459	4,377,750
First Hawaiian, Inc.	205,600	5,094,768
FNB Corp.	361,800	4,280,094
Franklin Financial Network, Inc.*	11,300	383,070
Fulton Financial Corp.	364,700	5,838,847
Great Southern Bancorp, Inc.	84,063	4,552,011
Great Western Bancorp, Inc.	285,900	10,478,235
Hancock Whitney Corp.	242,900	10,192,084
Hanmi Financial Corp.	198,578	4,166,166
Heartland Financial USA, Inc.	124,404	6,610,829
Hilltop Holdings, Inc.	476,303	9,478,430
Home BancShares, Inc.	172,800	3,290,112
Hope Bancorp, Inc.	693,716	10,045,008
Horizon Bancorp, Inc.	20,231	339,072
IBERIABANK Corp.	191,181	14,241,073
Independent Bank Group, Inc.	7,500	434,325
International Bancshares Corp.	337,582	13,064,423
Investors Bancorp, Inc.	47,000	525,460
Lakeland Bancorp, Inc.	92,127	1,517,332
MidWestOne Financial Group, Inc.	21,162	609,677
OFG Bancorp (Puerto Rico)	152,400	2,604,516
Old National Bancorp(a)	570,143	10,177,053
Pacific Premier Bancorp, Inc.*	11,500	336,145
PacWest Bancorp	40,000	1,624,800
Peapack Gladstone Financial Corp.	69,879	1,886,034
Popular, Inc. (Puerto Rico)	53,200	2,766,932
QCR Holdings, Inc.	20,900	761,387
Renasant Corp.	18,800	655,744
S&T Bancorp, Inc.	146,963	5,894,686
Sandy Spring Bancorp, Inc.	62,300	2,214,765
Simmons First National Corp. (Class A Stock)	77,600	2,078,128
South State Corp.	46,000	3,112,820
Sterling Bancorp	253,200	4,552,536
Trustmark Corp.	40,000	1,232,000
Union Bankshares Corp.	14,800	505,272

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
United Bankshares, Inc.(a)	92,100	$ 3,054,957
Univest Corp. of Pennsylvania	10,800	269,568
Valley National Bancorp	56,200	560,876
WesBanco, Inc.	137,048	5,495,625
West Bancorporation, Inc.	66,959	1,472,428
		239,326,811
Biotechnology 0.0%
Acorda Therapeutics, Inc.*	20,300	387,933
Capital Markets 1.4%
Arlington Asset Investment Corp. (Class A Stock)(a)	268,796	2,260,575
BrightSphere Investment Group PLC	24,360	277,704
INTL. FCStone, Inc.*	13,700	620,336
Oppenheimer Holdings, Inc. (Class A Stock)	35,700	1,098,132
Piper Jaffray Cos.	10,143	703,721
Stifel Financial Corp.	256,700	11,736,324
Waddell & Reed Financial, Inc. (Class A Stock)(a)	153,500	2,927,245
		19,624,037
Chemicals 0.6%
AdvanSix, Inc.*	17,700	490,998
Innophos Holdings, Inc.	13,600	398,480
Koppers Holdings, Inc.*	78,500	2,099,875
Kraton Corp.*	11,400	313,956
Olin Corp.	12,400	250,480
Rayonier Advanced Materials, Inc.	188,600	2,334,868
Stepan Co.	28,219	2,330,607
		8,219,264
Commercial Services & Supplies 1.3%
ACCO Brands Corp.	696,641	5,621,893
Ennis, Inc.	324,056	6,273,724
LSC Communications, Inc.	19,700	185,771
Matthews International Corp. (Class A Stock)	29,200	1,215,304
Quad/Graphics, Inc.	258,871	3,994,380
VSE Corp.	26,300	824,768
		18,115,840

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 0.2%
Applied Optoelectronics, Inc.*(a)	104,300	$ 2,047,409
NetScout Systems, Inc.*	27,900	704,754
		2,752,163
Construction & Engineering 0.7%
AECOM*	127,200	3,706,608
Quanta Services, Inc.*	127,500	3,978,000
Tutor Perini Corp.*(a)	100,400	1,556,200
		9,240,808
Consumer Finance 1.8%
Encore Capital Group, Inc.*(a)	183,491	4,662,506
Enova International, Inc.*	66,405	1,570,478
Navient Corp.	120,800	1,398,864
Nelnet, Inc. (Class A Stock)	213,753	12,032,157
OneMain Holdings, Inc.*	88,600	2,526,872
Regional Management Corp.*	82,300	2,375,178
World Acceptance Corp.*	5,274	535,258
		25,101,313
Containers & Packaging 0.1%
Greif, Inc. (Class A Stock)	20,700	979,110
Diversified Consumer Services 0.0%
Laureate Education, Inc. (Class A Stock)*	10,300	153,367
Diversified Financial Services 0.4%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	266,011	4,564,749
FGL Holdings*	108,500	857,150
		5,421,899
Diversified Telecommunication Services 1.0%
Iridium Communications, Inc.*(a)	689,598	13,660,936
Electrical Equipment 0.2%
Atkore International Group, Inc.*	61,300	1,180,638
Regal Beloit Corp.	21,000	1,505,700
		2,686,338

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 2.5%
Benchmark Electronics, Inc.	6,300	$ 137,529
Sanmina Corp.*	19,000	480,700
SYNNEX Corp.	132,916	10,315,611
Tech Data Corp.*	207,900	14,690,214
TTM Technologies, Inc.*(a)	654,100	7,652,970
Vishay Intertechnology, Inc.	56,300	1,030,290
		34,307,314
Energy Equipment & Services 1.2%
C&J Energy Services, Inc.*	317,900	5,970,162
McDermott International, Inc.*	359,954	2,782,445
Ocean Rig UDW, Inc. (Angola) (Class A Stock)*	93,600	2,835,144
Unit Corp.*	22,700	525,051
US Silica Holdings, Inc.(a)	333,700	4,671,800
		16,784,602
Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	25,100	483,426
Equity Real Estate Investment Trusts (REITs) 12.0%
Apple Hospitality REIT, Inc.	46,500	751,905
Ashford Hospitality Trust, Inc.	1,676,220	8,632,533
Braemar Hotels & Resorts, Inc.	453,879	4,829,273
Brixmor Property Group, Inc.	54,300	879,660
CBL & Associates Properties, Inc.(a)	624,700	2,061,510
Chatham Lodging Trust	433,800	8,459,100
CorEnergy Infrastructure Trust, Inc.(a)	213,611	7,717,765
Cousins Properties, Inc.	76,200	633,222
DiamondRock Hospitality Co.	146,300	1,528,835
Franklin Street Properties Corp.	421,500	2,933,640
Global Net Lease, Inc.	305,500	6,186,375
Government Properties Income Trust(a)	346,500	3,059,595
Hersha Hospitality Trust	511,900	8,988,964
Hospitality Properties Trust	131,300	3,363,906
InfraREIT, Inc.	368,400	7,743,768
iStar, Inc.(a)	324,300	3,405,150
Kite Realty Group Trust	438,800	6,950,592
Lexington Realty Trust	753,777	5,856,847
Mack-Cali Realty Corp.	397,800	8,075,340
MedEquities Realty Trust, Inc.	125,700	1,039,539
New Senior Investment Group, Inc.	836,400	4,784,208
Pennsylvania Real Estate Investment Trust(a)	211,900	1,896,505
Physicians Realty Trust	68,900	1,142,362

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Piedmont Office Realty Trust, Inc. (Class A Stock)	17,200	$ 309,944
Preferred Apartment Communities, Inc. (Class A Stock)	11,500	193,775
Ramco-Gershenson Properties Trust	336,400	4,467,392
RLJ Lodging Trust	630,200	12,251,088
Sabra Health Care REIT, Inc.	524,400	11,353,260
Select Income REIT	647,528	12,244,755
SITE Centers Corp.	260,000	3,231,800
Spirit Realty Capital, Inc.	683,000	5,341,060
Summit Hotel Properties, Inc.	104,500	1,203,840
Washington Prime Group, Inc.(a)	757,200	4,846,080
Xenia Hotels & Resorts, Inc.	404,300	8,308,365
		164,671,953
Food & Staples Retailing 1.4%
Ingles Markets, Inc. (Class A Stock)	209,705	6,907,683
SpartanNash Co.	452,490	8,076,946
United Natural Foods, Inc.*	186,600	4,054,818
Weis Markets, Inc.	6,700	309,205
		19,348,652
Food Products 0.5%
Dean Foods Co.	228,400	1,824,916
Fresh Del Monte Produce, Inc.	5,700	188,271
Hostess Brands, Inc.*	194,400	2,021,760
Sanderson Farms, Inc.(a)	33,400	3,286,226
		7,321,173
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc.*(a)	78,300	3,249,450
LifePoint Health, Inc.*	118,800	7,705,368
Magellan Health, Inc.*	128,600	8,366,716
MEDNAX, Inc.*	8,900	367,481
Owens & Minor, Inc.	181,800	1,436,220
Patterson Cos., Inc.	14,900	336,442
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	13,800	236,808
		21,698,485
Hotels, Restaurants & Leisure 0.5%
Del Frisco’s Restaurant Group, Inc.*	21,700	146,475
Del Taco Restaurants, Inc.*	18,500	201,650
El Pollo Loco Holdings, Inc.*	124,000	1,551,240

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
International Speedway Corp. (Class A Stock)	29,000	$ 1,087,790
Red Robin Gourmet Burgers, Inc.*	96,500	2,914,300
Speedway Motorsports, Inc.	66,689	1,035,680
		6,937,135
Household Durables 3.6%
Beazer Homes USA, Inc.*	586,900	5,170,589
Helen of Troy Ltd.*	17,700	2,196,924
KB Home	601,300	12,007,961
MDC Holdings, Inc.	9,600	269,760
Meritage Homes Corp.*	10,600	394,850
Taylor Morrison Home Corp. (Class A Stock)*	636,200	10,522,748
Toll Brothers, Inc.	174,600	5,877,036
TRI Pointe Group, Inc.*(a)	800,800	9,529,520
William Lyon Homes (Class A Stock)*	226,200	3,067,272
		49,036,660
Independent Power & Renewable Electricity Producers 1.4%
Clearway Energy, Inc. (Class A Stock)	200,500	3,893,710
Clearway Energy, Inc. (Class C Stock)	715,100	14,023,111
Pattern Energy Group, Inc. (Class A Stock)(a)	23,800	426,496
		18,343,317
Insurance 3.5%
American Equity Investment Life Holding Co.	455,977	14,235,602
American National Insurance Co.	5,100	628,524
CNO Financial Group, Inc.	383,700	7,251,930
EMC Insurance Group, Inc.	50,250	1,204,492
Employers Holdings, Inc.	298,398	13,714,372
FBL Financial Group, Inc. (Class A Stock)	73,268	5,054,027
Heritage Insurance Holdings, Inc.(a)	31,400	438,344
National Western Life Group, Inc. (Class A Stock)	18,400	4,954,752
		47,482,043
Interactive Media & Services 0.3%
Cars.com, Inc.*(a)	130,900	3,417,799
Internet & Direct Marketing Retail 0.5%
Liberty Expedia Holdings, Inc. (Class A Stock)*	161,600	7,016,672

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 0.1%
Evo Payments, Inc. (Class A Stock)*	11,400	$ 270,636
Sykes Enterprises, Inc.*	38,800	1,189,996
		1,460,632
Leisure Products 0.0%
Vista Outdoor, Inc.*	22,100	276,250
Machinery 1.7%
Astec Industries, Inc.	11,800	443,798
Briggs & Stratton Corp.	143,200	2,080,696
Global Brass & Copper Holdings, Inc.	186,876	5,909,019
Greenbrier Cos., Inc. (The)	210,100	9,969,245
Milacron Holdings Corp.*	134,200	1,878,800
Wabash National Corp.	167,997	2,536,755
		22,818,313
Marine 0.4%
Costamare, Inc. (Monaco)(a)	492,700	2,611,310
Matson, Inc.	88,700	3,111,596
		5,722,906
Media 1.6%
Emerald Expositions Events, Inc.	32,500	475,150
Gannett Co., Inc.	852,800	8,272,160
Gray Television, Inc.*	426,600	7,384,446
Liberty Latin America Ltd. (Chile) (Class C Stock)*	28,000	504,280
New Media Investment Group, Inc.	15,200	213,560
Saga Communications, Inc. (Class A Stock)	2,410	84,446
Tribune Media Co. (Class A Stock)	141,300	5,370,813
		22,304,855
Metals & Mining 1.4%
Commercial Metals Co.	73,100	1,393,286
Schnitzer Steel Industries, Inc. (Class A Stock)	342,100	9,202,490
SunCoke Energy, Inc.*	91,800	1,028,160
United States Steel Corp.	57,900	1,536,087
Worthington Industries, Inc.	123,715	5,181,184
		18,341,207

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 6.5%
AG Mortgage Investment Trust, Inc.	392,381	$ 6,788,191
Annaly Capital Management, Inc.	312,829	3,087,622
Anworth Mortgage Asset Corp.	247,300	1,078,228
Apollo Commercial Real Estate Finance, Inc.	370,883	6,939,221
Arbor Realty Trust, Inc.(a)	44,000	531,520
ARMOUR Residential REIT, Inc.	309,800	6,747,444
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	174,400	5,884,256
Capstead Mortgage Corp.	632,992	4,342,325
Cherry Hill Mortgage Investment Corp.	211,400	3,786,174
Dynex Capital, Inc.	695,406	4,026,401
Granite Point Mortgage Trust, Inc.(a)	55,800	1,038,438
Invesco Mortgage Capital, Inc.	609,326	9,188,636
KKR Real Estate Finance Trust, Inc.	18,800	377,504
Ladder Capital Corp.	556,590	9,372,976
MFA Financial, Inc.	56,900	394,317
New York Mortgage Trust, Inc.(a)	155,700	955,998
PennyMac Mortgage Investment Trust	93,600	1,807,416
Redwood Trust, Inc.	528,200	8,673,044
Starwood Property Trust, Inc.	67,900	1,474,788
TPG RE Finance Trust, Inc.	56,600	1,121,812
Two Harbors Investment Corp.	329,961	4,847,127
Western Asset Mortgage Capital Corp.	605,600	6,037,832
		88,501,270
Multiline Retail 0.5%
Dillard’s, Inc. (Class A Stock)(a)	91,500	6,443,430
Multi-Utilities 0.5%
NorthWestern Corp.	120,600	7,086,456
Oil, Gas & Consumable Fuels 4.6%
Adams Resources & Energy, Inc.	11,278	457,323
Arch Coal, Inc. (Class A Stock)	6,300	604,170
Bonanza Creek Energy, Inc.*	74,400	1,915,800
Callon Petroleum Co.*(a)	506,900	5,053,793
DHT Holdings, Inc.	72,500	364,675
Gulfport Energy Corp.*	837,600	7,630,536
Laredo Petroleum, Inc.*(a)	550,200	2,883,048
Midstates Petroleum Co., Inc.*	74,700	538,587
Oasis Petroleum, Inc.*	245,100	2,465,706
Par Pacific Holdings, Inc.*	68,900	1,218,152
PDC Energy, Inc.*(a)	15,900	674,955
Peabody Energy Corp.	416,400	14,761,380

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.(a)	334,000	$ 5,293,900
Renewable Energy Group, Inc.*(a)	259,000	8,049,720
REX American Resources Corp.*	28,500	2,113,845
Ship Finance International Ltd. (Norway)(a)	616,369	7,704,612
Southwestern Energy Co.*	306,600	1,637,244
		63,367,446
Paper & Forest Products 1.5%
Boise Cascade Co.	41,600	1,280,864
Clearwater Paper Corp.*	172,400	4,161,736
Domtar Corp.	113,200	5,242,292
P.H. Glatfelter Co.	188,100	3,366,990
Schweitzer-Mauduit International, Inc.	199,043	6,353,453
Verso Corp. (Class A Stock)*	20,900	587,499
		20,992,834
Personal Products 0.3%
Edgewell Personal Care Co.*	91,800	4,404,564
Pharmaceuticals 1.5%
Lannett Co., Inc.*(a)	19,400	71,004
Mallinckrodt PLC*(a)	528,100	13,234,186
Prestige Consumer Healthcare, Inc.*	204,300	7,387,488
		20,692,678
Professional Services 0.6%
Kelly Services, Inc. (Class A Stock)	11,100	260,739
TrueBlue, Inc.*	308,200	7,190,306
		7,451,045
Real Estate Management & Development 0.1%
Realogy Holdings Corp.(a)	47,300	902,011
Road & Rail 0.4%
ArcBest Corp.	41,800	1,551,616
Ryder System, Inc.	78,100	4,319,711
		5,871,327
Semiconductors & Semiconductor Equipment 0.6%
Amkor Technology, Inc.*	1,062,061	7,593,736

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
First Solar, Inc.*	7,000	$ 292,600
Photronics, Inc.*	31,500	306,810
		8,193,146
Specialty Retail 6.0%
Abercrombie & Fitch Co. (Class A Stock)	381,900	7,523,430
Bed Bath & Beyond, Inc.(a)	539,400	7,411,356
Caleres, Inc.(a)	84,200	2,879,640
Cato Corp. (The) (Class A Stock)	22,500	433,800
Chico’s FAS, Inc.(a)	660,400	5,065,268
Express, Inc.*	440,300	3,879,043
GameStop Corp. (Class A Stock)(a)	128,400	1,874,640
Genesco, Inc.*	278,300	11,908,457
Group 1 Automotive, Inc.	183,900	10,618,386
Haverty Furniture Cos., Inc.	144,800	2,936,544
Hibbett Sports, Inc.*(a)	283,200	4,947,504
J. Jill, Inc.*	118,600	598,930
MarineMax, Inc.*	56,800	1,292,768
Office Depot, Inc.	2,034,600	5,208,576
Party City Holdco, Inc.*	383,200	4,012,104
Penske Automotive Group, Inc.	8,200	363,916
Shoe Carnival, Inc.	110,958	4,519,319
Signet Jewelers Ltd.	15,800	885,590
Sonic Automotive, Inc. (Class A Stock)	331,200	6,001,344
		82,360,615
Thrifts & Mortgage Finance 7.2%
Capitol Federal Financial, Inc.	27,000	335,070
Dime Community Bancshares, Inc.	419,783	6,766,902
Essent Group Ltd.*	12,400	488,808
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	120,362	8,406,082
First Defiance Financial Corp.	205,344	5,589,464
Flagstar Bancorp, Inc.*	146,700	4,516,893
MGIC Investment Corp.*	1,411,200	17,230,752
OceanFirst Financial Corp.	74,800	1,893,936
Oritani Financial Corp.	266,082	3,887,458
PennyMac Financial Services, Inc. (Class A Stock)	35,615	711,944
Provident Financial Services, Inc.	355,620	8,677,128
Radian Group, Inc.	897,166	17,216,615
TrustCo Bank Corp. NY	90,741	679,650
United Financial Bancorp, Inc.	370,900	5,730,405

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.	146,021	$ 6,127,041
Washington Federal, Inc.	380,504	10,714,993
		98,973,141
Trading Companies & Distributors 4.4%
Air Lease Corp.	54,600	2,080,260
Aircastle Ltd.	634,853	12,335,194
Beacon Roofing Supply, Inc.*	159,000	4,437,690
BMC Stock Holdings, Inc.*	134,500	2,251,530
CAI International, Inc.*	208,606	5,196,375
GATX Corp.(a)	179,047	13,415,992
GMS, Inc.*	12,200	200,568
Nexeo Solutions, Inc.*	52,100	544,445
Rush Enterprises, Inc. (Class A Stock)	155,800	5,513,762
Textainer Group Holdings Ltd.*	136,700	1,603,491
Triton International Ltd. (Bermuda)	395,300	12,716,801
		60,296,108
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.(a)	37,800	1,396,710
Total Common Stocks (cost $1,336,755,962)		1,363,366,499
Exchange Traded Fund 0.1%
iShares Russell 2000 Value ETF(a) (cost $2,283,416)	17,872	2,165,193

Total Long-Term Investments (cost $1,339,039,378)		1,365,531,692

Short-Term Investments 12.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,334,266	3,334,266

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $166,121,583; includes $165,859,289 of cash collateral for securities on loan)(b)(w)	166,108,945	$ 166,108,945

Total Short-Term Investments (cost $169,455,849)		169,443,211

TOTAL INVESTMENTS 112.1% (cost $1,508,495,227)		1,534,974,903
Liabilities in excess of other assets (12.1)%		(165,851,367)

Net Assets 100.0%		$ 1,369,123,536

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,119,419; cash collateral of $165,859,289 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 4,014,568	$—	$—
Air Freight & Logistics	11,471,409	—	—
Airlines	19,095,758	—	—
Auto Components	38,408,770	—	—
Banks	239,326,811	—	—
Biotechnology	387,933	—	—
Capital Markets	19,624,037	—	—
Chemicals	8,219,264	—	—
Commercial Services & Supplies	18,115,840	—	—

PGIM QMA Small-Cap Value Fund
Schedule of Investments as of October 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Communications Equipment	$ 2,752,163	$—	$—
Construction & Engineering	9,240,808	—	—
Consumer Finance	25,101,313	—	—
Containers & Packaging	979,110	—	—
Diversified Consumer Services	153,367	—	—
Diversified Financial Services	5,421,899	—	—
Diversified Telecommunication Services	13,660,936	—	—
Electrical Equipment	2,686,338	—	—
Electronic Equipment, Instruments & Components	34,307,314	—	—
Energy Equipment & Services	16,784,602	—	—
Entertainment	483,426	—	—
Equity Real Estate Investment Trusts (REITs)	164,671,953	—	—
Food & Staples Retailing	19,348,652	—	—
Food Products	7,321,173	—	—
Health Care Providers & Services	21,698,485	—	—
Hotels, Restaurants & Leisure	6,937,135	—	—
Household Durables	49,036,660	—	—
Independent Power & Renewable Electricity Producers	18,343,317	—	—
Insurance	47,482,043	—	—
Interactive Media & Services	3,417,799	—	—
Internet & Direct Marketing Retail	7,016,672	—	—
IT Services	1,460,632	—	—
Leisure Products	276,250	—	—
Machinery	22,818,313	—	—
Marine	5,722,906	—	—
Media	22,304,855	—	—
Metals & Mining	18,341,207	—	—
Mortgage Real Estate Investment Trusts (REITs)	88,501,270	—	—
Multiline Retail	6,443,430	—	—
Multi-Utilities	7,086,456	—	—
Oil, Gas & Consumable Fuels	63,367,446	—	—
Paper & Forest Products	20,992,834	—	—
Personal Products	4,404,564	—	—
Pharmaceuticals	20,692,678	—	—
Professional Services	7,451,045	—	—
Real Estate Management & Development	902,011	—	—
Road & Rail	5,871,327	—	—
Semiconductors & Semiconductor Equipment	8,193,146	—	—
Specialty Retail	82,360,615	—	—
Thrifts & Mortgage Finance	98,973,141	—	—
Trading Companies & Distributors	60,296,108	—	—
Transportation Infrastructure	1,396,710	—	—

Exchange Traded Fund	2,165,193	—	—
Affiliated Mutual Funds	169,443,211	—	—
Total	$1,534,974,903	$—	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage Backed Index
CMT—Constant Maturity Treasury
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ETF—Exchange Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trusts
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments (unaudited)
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date     December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     December 14, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date     December 14, 2018

* Print the name and title of each signing officer under his or her signature.